Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

The Group’s long-term investments consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Equity investments:
Zibo Hengxin Investment Partnership (Limited Partnership) (the “Fund”) (i)	120,000	120,006	16,441
Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”) (ii)	3,367	3,121	428
Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”) (iii)	100		-
MATSON (HONG KONG)(iv)	-	20,773	2,846
UNEX EV B.V(v)	-	717	98
Less: impairment on equity investments	(100)	(10,503)	(1,439)
	123,367	134,114	18,374

(i)

In December 2020, the Group entered into a partnership agreement with Zibo Hengxin Investment Partnership (Limited Partnership) and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), whereby the Group agreed to purchased limited partnership interest in Zibo Hengxin Investment Fund Partnership (Limited Partnership) (the “Fund”) in the amount of RMB120,000, which entitles the Group an aggregate interest of approximately 99% in the Fund. In December 2021, the Fund decreased the total partnership capital to RMB111,200 and returned to the Group by RMB10,000 and the aggregate interest of the Group was subsequently diluted to 98.9%. In October 2023, the Group entered RMB10,000 into Zibohengxin Investment Partnership, and the Group accounted aggregate interest of approximately 99% in the Fund. There was no unfunded commitment to the Fund as of December 31, 2024. In 2024, the Group made an impairment provision of about RMB10.5 million (US$1.4 million) for this long-term equity investment.

The Fund’s investment strategy is primarily to invest in emerging companies of new energy automobile industry. The Fund is scheduled to be in existence until 2025, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

(ii)	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with capital injected of RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% as of December 31, 2024. For the year of 2024, the Group recorded an investment loss of RMB246 from the operating result of Huzhou Zheyou. The investment losses have been disclosed in share of loss in equity method investee of consolidated statement of cash flow.

(iii)

The Group entered into an agreement to invest in Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”), and injected capital of RMB100 in November 2022. The Group held an equity interest of 40% and has significant influence on Chengdu Zhibo. For the year of 2024, the Group recognized RMB100 (US$14) of impairment of long-term equity investments. And for the year of 2024, the Group verified the long-term equity investment of Chengdu Zhibo.

(iv)	On February 6, 2024, the Company and Zeng Lingzhi, the sole legal and beneficial owner of Matson, a private company with limited liability incorporated under the laws of Hong Kong engaged in the business of technology development, entered into a Share Exchange Agreement (the “Agreement”). Pursuant to the Agreement, the Company intends to acquire from Matson 3,560 ordinary shares (the “Matson Shares”), which will be issued and allotted by Matson to the Company and represent 26.25% of Matson’s total equity shares (the “Acquisition”). In exchange for the Matson Shares, the Company agreed to issue and allot 30,000,000 ordinary shares of the Company.

(v)

The Group entered into an agreement to invest in UNEX EV B.V, and injected capital of RMB736 in July 2024. The Group held an equity interest of 9% of UNEX EV B.V. And for the year of 2024, the Group verified the long-term equity investment of UNEX EV B.V,